SCHEDULE OF LOANS PAYABLE (Details) - USD ($)				9 Months Ended		12 Months Ended
		Nov. 30, 2023		Nov. 30, 2023		Feb. 28, 2023		Feb. 29, 2020	Dec. 30, 2019
Short-Term Debt [Line Items]
Principal		$ 32,473,346		$ 32,473,346		$ 31,254,346		$ 50,000	$ 100,000
Annual interest rate						22.00%
Current portion of loans payable		(9,479,479)		(9,479,479)		$ (11,569,986)
Less: discount on non-current loans payable		(4,305,396)		(4,305,396)		(4,130,291)
Non-current loans payable, net of discount		18,688,471		18,688,471		15,554,069
Current portion of loans payable		9,479,479		9,479,479		11,569,986
Less: discount on current portion of loans payable		1,129,801		1,129,801		(1,651,597)
Current portion of loans payable, net of discount		8,349,678		$ 8,349,678		$ 9,918,389
Promissory Note Payable One [Member]
Short-Term Debt [Line Items]
Date of issuance				Jul. 18, 2016	[1],[2]	Jul. 18, 2016	[3],[4]
Maturity date				Jul. 18, 2017	[1],[2]	Jul. 18, 2017	[3],[4]
Principal		$ 3,500	[1],[2]	$ 3,500	[1],[2]	$ 3,500	[3],[4]
Annual interest rate		22.00%	[1],[2]	22.00%	[1],[2]	22.00%	[3],[4]
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Date of issuance				Dec. 10, 2020	[5]	Jun. 11, 2018	[6],[7]
Maturity date				Mar. 01, 2025	[5]	Jun. 11, 2019	[6],[7]
Principal		$ 3,921,168	[5]	$ 3,921,168	[5]		[6],[7]
Annual interest rate		12.00%	[5]	12.00%	[5]	25.00%	[6],[7]
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Date of issuance				Dec. 10, 2020	[8]	Jan. 31, 2019	[6],[9]
Maturity date				Mar. 01, 2025	[8]	Jun. 30, 2019	[6],[9]
Principal		$ 2,754,338	[8]	$ 2,754,338	[8]		[6],[9]
Annual interest rate		12.00%	[8]	12.00%	[8]	15.00%	[6],[9]
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Date of issuance				Dec. 10, 2020	[10]	May 09, 2019	[6],[11]
Maturity date				Dec. 10, 2023	[10]	Jun. 30, 2019	[6],[11]
Principal		$ 165,605	[10]	$ 165,605	[10]		[6],[11]
Annual interest rate		12.00%	[10]	12.00%	[10]	15.00%	[6],[11]
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Date of issuance				Dec. 14, 2020	[12]	May 31, 2019	[6],[13]
Maturity date				Dec. 14, 2023	[12]	Jun. 30, 2019	[6],[13]
Principal		$ 310,375	[12]	$ 310,375	[12]		[6],[13]
Annual interest rate		12.00%	[12]	12.00%	[12]	15.00%	[6],[13]
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Date of issuance				Dec. 30, 2020	[14]	Jun. 26, 2019	[6],[15]
Maturity date				Mar. 01, 2025	[14]	Jun. 26, 2020	[6],[15]
Principal		$ 350,000	[14]	$ 350,000	[14]		[6],[15]
Annual interest rate		12.00%	[14]	12.00%	[14]	15.00%	[6],[15]
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Date of issuance				Jan. 01, 2021	[16]	Sep. 24, 2019	[6],[17]
Maturity date				Mar. 01, 2025	[16]	Jun. 24, 2020	[6],[17]
Principal		$ 25,000	[16]	$ 25,000	[16]		[6],[17]
Annual interest rate		12.00%	[16]	12.00%	[16]	15.00%	[6],[17]
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Date of issuance				Jan. 01, 2021	[18]	Jan. 30, 2020	[6],[19]
Maturity date				Mar. 01, 2025	[18]	Jan. 30, 2021	[6],[19]
Principal		$ 145,000	[18]	$ 145,000	[18]		[6],[19]
Annual interest rate		12.00%	[18]	12.00%	[18]	15.00%	[6],[19]
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Date of issuance				Jan. 14, 2021	[20]	Feb. 27, 2020	[6]
Maturity date				Mar. 01, 2025	[20]	Feb. 27, 2021	[6]
Principal		$ 550,000	[20]	$ 550,000	[20]		[6]
Annual interest rate		12.00%	[20]	12.00%	[20]	15.00%	[6]
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Date of issuance				Feb. 22, 2021	[21]	Apr. 16, 2020	[6],[22]
Maturity date				Mar. 01, 2025	[21]	Apr. 16, 2021	[6],[22]
Principal		$ 1,650,000	[21]	$ 1,650,000	[21]		[6],[22]
Annual interest rate		12.00%	[21]	12.00%	[21]	15.00%	[6],[22]
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Date of issuance				Mar. 01, 2021	[23]	May 12, 2020	[6],[24]
Maturity date				Mar. 01, 2024	[23]	May 12, 2021	[6],[24]
Principal		$ 6,000,000	[23]	$ 6,000,000	[23]		[6],[24]
Annual interest rate		12.00%	[23]	12.00%	[23]	15.00%	[6],[24]
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Date of issuance				Jun. 08, 2021	[25]	May 22, 2020	[6],[26]
Maturity date				Jun. 08, 2024	[25]	May 22, 2021	[6],[26]
Principal		$ 2,750,000	[25]	$ 2,750,000	[25]		[6],[26]
Annual interest rate		12.00%	[25]	12.00%	[25]	15.00%	[6],[26]
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Jul. 12, 2021	[27]	Jun. 02, 2020	[6],[28]
Maturity date				Jul. 26, 2026	[27]	Jun. 02, 2021	[6],[28]
Principal		$ 3,803,360	[27]	$ 3,803,360	[27]		[6],[28]
Annual interest rate		7.00%	[27]	7.00%	[27]	15.00%	[6],[28]
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Sep. 14, 2021	[29]	Jun. 09, 2020	[6],[30]
Maturity date				Sep. 14, 2024	[29]	Jun. 09, 2021	[6],[30]
Principal		$ 1,650,000	[29]	$ 1,650,000	[29]		[6],[30]
Annual interest rate		12.00%	[29]	12.00%	[29]	15.00%	[6],[30]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Jul. 28, 2022	[31]	Jun. 12, 2020	[6],[32]
Maturity date				Mar. 01, 2025	[31]	Jun. 12, 2021	[6],[32]
Principal		$ 170,000	[31]	$ 170,000	[31]		[6],[32]
Annual interest rate		15.00%	[31]	15.00%	[31]	15.00%	[6],[32]
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Aug. 30, 2022	[33]	Jun. 16, 2020	[6],[34]
Maturity date				Aug. 30, 2024	[33]	Jun. 16, 2021	[6],[34]
Principal		$ 3,000,000	[33]	$ 3,000,000	[33]		[6],[34]
Annual interest rate		15.00%	[33]	15.00%	[33]	15.00%	[6],[34]
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Date of issuance				Sep. 07, 2022	[35]	Sep. 15, 2020	[6],[36]
Maturity date				Mar. 01, 2025	[35]	Sep. 15, 2022	[6],[36]
Principal		$ 400,000	[35]	$ 400,000	[35]		[6],[36]
Annual interest rate		15.00%	[35]	15.00%	[35]	10.00%	[6],[36]
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Sep. 08, 2022	[37]	Oct. 06, 2020	[6],[38]
Maturity date				Mar. 01, 2025	[37]	Mar. 06, 2023	[6],[38]
Principal		$ 475,000	[37]	$ 475,000	[37]		[6],[38]
Annual interest rate		15.00%	[37]	15.00%	[37]	12.00%	[6],[38]
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Date of issuance				Oct. 13, 2022	[39]	Nov. 12, 2020	[6],[40]
Maturity date				Mar. 01, 2025	[39]	Nov. 12, 2023	[6],[40]
Principal		$ 350,000	[39]	$ 350,000	[39]		[6],[40]
Annual interest rate		15.00%	[39]	15.00%	[39]	12.00%	[6],[40]
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Date of issuance				Oct. 28, 2022	[41]	Nov. 23, 2020	[6],[42]
Maturity date				Oct. 31, 2026	[41]	Oct. 23, 2022	[6],[42]
Principal		$ 400,000	[41]	$ 400,000	[41]		[6],[42]
Annual interest rate		15.00%	[41]	15.00%	[41]	15.50%	[6],[42]
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Date of issuance				Nov. 09, 2022	[41]	Nov. 23, 2020	[6],[43]
Maturity date				Oct. 31, 2026	[41]	Nov. 23, 2023	[6],[43]
Principal		$ 400,000	[41]	$ 400,000	[41]		[6],[43]
Annual interest rate		15.00%	[41]	15.00%	[41]	15.00%	[6],[43]
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Date of issuance				Nov. 10, 2022	[41]	Dec. 10, 2020	[6],[44]
Maturity date				Oct. 31, 2026	[41]	Dec. 10, 2023	[6],[44]
Principal		$ 400,000	[41]	$ 400,000	[41]		[6],[44]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[6],[44]
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Date of issuance				Nov. 15, 2022	[41]	Dec. 10, 2020	[45]
Maturity date				Oct. 31, 2026	[41]	Dec. 10, 2023	[45]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 3,921,168	[45]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[45]
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Date of issuance				Jan. 11, 2023	[41]	Dec. 10, 2020	[46]
Maturity date				Oct. 31, 2026	[41]	Dec. 10, 2023	[46]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 3,054,338	[46]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[46]
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Date of issuance				Feb. 06, 2023	[41]	Dec. 10, 2020	[47]
Maturity date				Oct. 31, 2026	[41]	Dec. 10, 2023	[47]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 165,605	[47]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[47]
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Date of issuance				Apr. 05, 2023	[41]	Dec. 14, 2020	[48]
Maturity date				Oct. 31, 2026	[41]	Dec. 14, 2023	[48]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 310,375	[48]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[48]
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Date of issuance				Apr. 20, 2023	[41]	Dec. 30, 2020	[49]
Maturity date				Oct. 31, 2026	[41]	Dec. 30, 2023	[49]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 350,000	[49]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[49]
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Date of issuance				May 11, 2023	[41]	Dec. 31, 2021	[50]
Maturity date				Oct. 31, 2026	[41]	Dec. 31, 2024	[50]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 25,000	[50]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[50]
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Date of issuance				Oct. 27, 2023	[41]	Dec. 31, 2021	[51]
Maturity date				Oct. 31, 2026	[41]	Dec. 31, 2024	[51]
Principal		$ 400,000	[41]	$ 400,000	[41]	$ 145,000	[51]
Annual interest rate		15.00%	[41]	15.00%	[41]	12.00%	[51]
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Date of issuance				Nov. 30, 2023	[52],[53]	Jan. 14, 2021	[54]
Maturity date				Oct. 31, 2025	[52],[53]	Jan. 14, 2024	[54]
Principal			[52],[53]		[52],[53]	$ 550,000	[54]
Annual interest rate		35.00%	[52],[53]	35.00%	[52],[53]	12.00%	[54]
Promissory Note Payable Thirty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Annual interest rate		35.00%		35.00%
Default rate		15.00%
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Date of issuance	[55]					Feb. 22, 2021
Maturity date	[55]					Feb. 22, 2024
Principal	[55]					$ 1,650,000
Annual interest rate	[55]					12.00%
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Date of issuance	[56]					Mar. 01, 2021
Maturity date	[56]					Mar. 01, 2024
Principal	[56]					$ 6,000,000
Annual interest rate	[56]					12.00%
Promissory Note Payable Thirty Three [Member]
Short-Term Debt [Line Items]
Date of issuance	[57]					Jun. 08, 2021
Maturity date	[57]					Jun. 08, 2024
Principal	[57]					$ 2,750,000
Annual interest rate	[57]					12.00%
Promissory Note Payable Thirty Four [Member]
Short-Term Debt [Line Items]
Date of issuance	[58]					Jul. 12, 2021
Maturity date	[58]					Jul. 26, 2026
Principal	[58]					$ 3,884,360
Annual interest rate	[58]					7.00%
Promissory Note Payable Thirty Five [Member]
Short-Term Debt [Line Items]
Date of issuance	[59]					Sep. 14, 2021
Maturity date	[59]					Sep. 14, 2024
Principal	[59]					$ 1,650,000
Annual interest rate	[59]					12.00%
Promissory Note Payable Thirty Six [Member]
Short-Term Debt [Line Items]
Date of issuance	[60]					Jul. 28, 2022
Maturity date	[60]					Jul. 28, 2023
Principal	[60]					$ 170,000
Annual interest rate	[60]					15.00%
Promissory Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Date of issuance	[61]					Aug. 30, 2022
Maturity date	[61]					Aug. 30, 2024
Principal	[61]					$ 3,000,000
Annual interest rate	[61]					15.00%
Promissory Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Date of issuance	[62]					Sep. 07, 2022
Maturity date	[62]					Sep. 07, 2023
Principal	[62]					$ 400,000
Annual interest rate	[62]					15.00%
Promissory Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Date of issuance	[63]					Sep. 08, 2022
Maturity date	[63]					Sep. 08, 2023
Principal	[63]					$ 475,000
Annual interest rate	[63]					15.00%
Promissory Note Payable Forty [Member]
Short-Term Debt [Line Items]
Date of issuance	[64]					Oct. 13, 2022
Maturity date	[64]					Oct. 13, 2023
Principal	[64]					$ 350,000
Annual interest rate	[64]					15.00%
Promissory Note Payable Forty One [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Oct. 28, 2022
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%
Promissory Note Payable Forty Two [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Nov. 09, 2022
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%
Promissory Note Payable Forty Three [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Nov. 10, 2022
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%
Promissory Note Payable Forty Four [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Nov. 15, 2022
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%
Promissory Note Payable Forty Five [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Jan. 11, 2023
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%
Promissory Note Payable Forty Six [Member]
Short-Term Debt [Line Items]
Date of issuance	[65]					Feb. 06, 2023
Maturity date	[65]					Oct. 31, 2026
Principal	[65]					$ 400,000
Annual interest rate	[65]					15.00%

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default. Default interest rate 22%
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[5]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[6]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[7]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[8]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $100,000 and $300,000 has been repaid the three and nine months ended November 30, 2023. The balance at November 30,2023 is now $2,754,338. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[9]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[10]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[11]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[12]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[13]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[14]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $12,878 and $105,538, respectively, with an unamortized discount of $31,106 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[15]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[16]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[17]	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[18]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[19]	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.
[20]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $16,718 and $129,906 respectively, with an unamortized discount of $50,493 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[21]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $82,499 and $462,320 respectively, with an unamortized discount of $426,061 at November 30, 2023. On November 28, 2023, the parties extended the maturity date from February 22, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[22]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[23]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[24]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[25]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $199,482 and $530,181 respectively, with an unamortized discount of $264,037 at November 30, 2023.
[26]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[27]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the three and nine months ended November 30, 2023 there were repayments of $27,000 and $81,000 . respectively on the note.
[28]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[29]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2023, 2023, the Company recorded amortization expense of $146,393 and $348,667 respectively, with an unamortized discount of $865,764 at November 30, 2023.
[30]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[31]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $9,026 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[32]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[33]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $4,923 and $14,216 respectively, with an unamortized discount of $16,552 at November 30, 2023.
[34]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[35]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $27,821 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[36]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[37]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $0 and $36,729 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[38]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[39]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the three and nine months ended November 30, 2023, the Company recorded amortization expense of $13,295 and $25,585 respectively, with an unamortized discount of $0 at November 30, 2023. This loan is in default. No notices have been sent by lender. On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[40]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[41]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows:
[42]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[43]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[44]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[45]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[46]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[47]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[48]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[49]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $83,338, with an unamortized discount of $193,515 at February 28, 2023.
[50]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[51]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[52]	Funds received December 1 , 2023, after reporting period.
[53]	On November 30, 2023 , the Company entered into an agreement where the lender will buy pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. As the proceeds were received on December 1, 2023 , this loan will be recorded next quarter. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment.
[54]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $127,897, respectively, with an unamortized discount of $239,336 at February 28, 2023.
[55]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2023, the Company recorded amortization expense of $2,995,719, with an unamortized discount of $1,112,261 at February 28, 2023. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[56]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the years ended February 28, 2023, the Company recorded amortization expense of $0 with an unamortized discount of $0 at February 28, 2023. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[57]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $455,527, with an unamortized discount of $794,218 at February 28, 2023. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[58]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 28, 2023 there was repayments $115,800 on the note.
[59]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the year ended February 28, 2023, the Company recorded amortization expense of $188,002, with an unamortized discount of $1,214,431 at February 28, 2023.
[60]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $10,974, with an unamortized discount of $9,026 at February 28, 2023.
[61]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 28, 2023, the Company recorded amortization expense of $8,632, with an unamortized discount of $30,868 at February 28, 2023.
[62]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $22,179 with an unamortized discount of $27,821 at February 28, 2023.
[63]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $38,271 with an unamortized discount of $32,909 at February 28, 2023.
[64]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 28, 2023, the Company recorded amortization expense of $17,091 with an unamortized discount of $46,407 at February 28, 2023.
[65]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 6 tranches as follows: